INCOME TAXES - Expense reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective income tax [abstract]
Statutory income tax recovery (expense)	$ (38)	$ 14	$ 53
Reduction (increase) resulting from:
Decrease (increase) in tax assets not recognized	(10)	(5)	34
Differences between statutory rate and future tax rate and tax rate changes	10	(147)	(7)
Subsidiaries’ income taxed at different rates	49	129	68
Other	(9)	(5)	(1)
Total income tax recovery (expense)	$ 2	$ (14)	$ 147
Effective income tax rate	(1.50%)	(26.90%)	76.60%